Employee benefits - Funded plan assets by asset category (Details) - Annuity-based defined benefit plans [member] - Plan assets [member] - IFRS Funded Plan [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bonds [member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	49.00%	39.30%	43.40%
Equity Securities [Member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	27.20%	29.20%	31.20%
Cash assets [Member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	3.80%	6.70%	2.50%
Other funds [member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	20.00%	24.90%	22.90%